Long-Term Debt, $4.5 Million Chailease Financing Services Facility (Details) - $4.5 Million Chailease Financial Services Facility [Member]	12 Months Ended
	Dec. 31, 2020 USD ($) Installment	Jan. 23, 2020 USD ($)
Long-Term Debt [Abstract]
Face amount	$ 4,500,000	$ 4,500,000
Number of payment installments | Installment	20
Frequency of periodic payment	Quarterly
Installment payment	$ 150,000
Cash collateral		$ 400,000
Prepaid Expense and Other Assets, Current [Member]
Long-Term Debt [Abstract]
Cash collateral, current	200,000
Prepaid Expense and Other Assets, Non-Current [Member]
Long-Term Debt [Abstract]
Cash collateral, noncurrent	$ 200,000